Income Taxes - Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Among current assets ("other receivables and prepaid expenses")		$ 132,064
Among non-current assets	$ 87,257	10,324
Among short-term liabilities		(288)
Among long-term liabilities	(3,228)	(2,114)
Net deferred tax assets	$ 84,029	$ 139,986